UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08527

           ALLIANCEBERNSTEIN INTERNATIONAL RESEARCH GROWTH FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2005

                    Date of reporting period: April 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN INTERNATIONAL RESEARCH GROWTH FUND
PORTFOLIO OF INVESTMENTS
April 30, 2005 (unaudited)

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER
  INVESTMENTS - 98.7%

Australia - 3.3%
Coles Myer, Ltd.                                        131,677    $     884,010
Rinker Group, Ltd.                                      167,998        1,502,226
Westpac Banking Corp.                                    28,614          437,265
                                                                   -------------
                                                                       2,823,501
                                                                   -------------
France - 12.1%
Air Liquide, SA                                           4,820          862,244
Cap Gemini, SA (a)                                       15,146          474,045
Essilor International, SA                                 8,978          640,980
Groupe Danone                                            18,467        1,729,299
Renault, SA                                               8,881          744,390
Sanofi-Aventis                                           19,672        1,742,079
Schneider Electric, SA                                    7,154          515,646
Total, SA                                                13,193        2,933,836
Vinci, SA                                                 5,452          819,414
                                                                   -------------
                                                                      10,461,933
                                                                   -------------
Germany - 3.0%
Porsche AG pfd.                                             902          584,455
Premiere AG (a)                                           5,464          209,745
SAP AG                                                   11,374        1,794,649
                                                                   -------------
                                                                       2,588,849
                                                                   -------------
Greece - 0.5%
EFG Eurobank Ergasias                                    13,230          400,442
                                                                   -------------
Hong Kong - 3.2%
Esprit Holdings, Ltd.                                   336,500        2,506,846
Li & Fung, Ltd.                                         134,000          257,031
                                                                   -------------
                                                                       2,763,877
                                                                   -------------
India - 0.6%
Infosys Technologies, Ltd.                               12,429          538,477
                                                                   -------------
Ireland - 5.2%
Allied Irish Banks Plc.                                  67,760        1,382,054
Anglo Irish Bank Corp. Plc.                             104,727        1,205,162
CRH Plc.                                                 74,812        1,863,409
                                                                   -------------
                                                                       4,450,625
                                                                   -------------

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------
Italy - 2.6%
ENI SpA                                                  68,093    $   1,712,298
Fastweb (a)                                              11,600          520,818
                                                                   -------------
                                                                       2,233,116
                                                                   -------------
Japan - 19.7%
Aeon Credit Service Co., Ltd.                            13,500          891,802
Astellas Pharma, Inc.                                    13,000          470,721
Canon, Inc.                                              42,000        2,184,564
Daito Trust Construction Co., Ltd.                       20,900          834,658
Denso Corp.                                              92,600        2,191,487
Honda Motor Co., Ltd.                                    26,400        1,270,520
Hoya Corp.                                               25,100        2,620,634
Keyence Corp.                                             7,700        1,698,803
Mitsubishi Corp.                                        133,400        1,827,900
Mitsubishi Tokyo Financial Group, Inc.                      143        1,235,972
Nitto Denko Corp.                                        18,900        1,030,683
Suzuki Motor Corp.                                       45,200          769,836
                                                                   -------------
                                                                      17,027,580
                                                                   -------------
Mexico - 2.3%
America Movil SA de CV Series L (ADR)                    26,600        1,320,690
Grupo Televisa SA (ADR)                                  11,400          640,452
                                                                   -------------
                                                                       1,961,142
                                                                   -------------
Netherlands - 1.7%
ING Groep NV                                             54,739        1,508,322
                                                                   -------------
South Korea - 0.7%
Samsung Electronics Co., Ltd.                             1,262          577,187
                                                                   -------------
Spain - 4.3%
Banco Bilbao Vizcaya Argentaria, SA                     108,629        1,682,461
Gestevision Telecinco, SA (a)                            24,384          558,058
Industria de Diseno Textil, SA (Inditex)                 49,609        1,472,180
                                                                   -------------
                                                                       3,712,699
                                                                   -------------
Switzerland - 15.1%
Alcon, Inc.                                              17,200        1,668,400
Compagnie Financiere Richemont AG                        55,497        1,657,505
Credit Suisse Group  (a)                                 40,277        1,694,768
Nobel Biocare Holding AG                                  6,558        1,404,018
Novartis AG                                              42,516        2,069,204
Roche Holding AG                                         14,402        1,742,304
Synthes, Inc.                                             4,176          473,073
UBS AG                                                   28,988        2,317,767
                                                                   -------------
                                                                      13,027,039
                                                                   -------------

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------
Taiwan - 2.1%
Asustek Computer, Inc.
   Warrants, expiring 3/18/07 (a)                       293,000    $     781,138
Hon Hai Precision Industry Co., Ltd. (GDR) (a)(b)        57,832          543,621
Taiwan Semiconductor Manufacturing Co., Ltd.
   Warrants, expiring 11/21/05 (a)                      223,000          460,941
                                                                   -------------
                                                                       1,785,700
                                                                   -------------
United Kingdom - 22.3%
Capita Group Plc.                                       160,367        1,156,640
Carnival Plc.                                            25,754        1,325,484
Enterprise Inns Plc.                                     66,540          927,867
GUS Plc.                                                 61,400          982,206
Reckitt Benckiser Plc.                                   81,113        2,634,194
Royal Bank of Scotland Group Plc.                        88,180        2,661,887
SABMiller Plc.                                           99,121        1,469,492
Smith & Nephew Plc.                                     129,006        1,329,380
Standard Chartered Plc.                                  51,126          921,895
Tesco Plc.                                              585,684        3,457,836
WPP Group Plc.                                          215,828        2,345,781
                                                                   -------------
                                                                      19,212,662
                                                                   -------------
Total Investments - 98.7%
   (cost $67,544,810)                                                 85,073,151
Other assets less liabilities - 1.3%                                   1,099,909
                                                                   -------------
Net Assets - 100%                                                  $  86,173,060
                                                                   =============

(a)   Non-income producing security.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the market value of this security amounted to $543,621 or 0.6% of net assets.

      Glossary of terms:

      ADR - American Depositary Receipt
      GDR - Global Depositary Receipt
      Pfd. - Preferred Stock

ALLIANCEBERNSTEIN INTERNATIONAL RESEARCH GROWTH FUND
SECTOR BREAKDOWN*
April 30, 2005 (unaudited)

Consumer Services                       21.8%
Finance                                 20.2%
Technology                              14.3%
Healthcare                              13.6%
Consumer Manufacturing                  11.5%
Consumer Staples                         7.9%
Energy                                   5.5%
Multi-Industry                           2.4%
Capital Goods                            1.8%
Basic Industry                           1.0%
                                       ------
                                       100.0%
                                       ======

* The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.      DESCRIPTION OF EXHIBIT

      11(a)(1)         Certification of Principal Executive Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)         Certification of Principal Financial Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein International Research Growth Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: June 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: June 24, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: June 24, 2005